Vessel revenue (Tables)	6 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
Revenue sources
Revenue Sources

	For the six months ended June 30,
In thousands of U.S. dollars	2023	2022
Pool revenue	$612,397	$491,793
Voyage revenue (spot market)	27,330	86,252
Time charter revenue	74,003	1,075
	$713,730	$579,120

Lease and non-lease components	Nevertheless, we have estimated these amounts by reference to (i) third party, published time charter rates for the lease component, and (ii) an approximation of the fair market value of vessel operating expenses for the non-lease component.

	For the six months ended June 30,
In thousands of U.S. dollars	2023	2022
Lease component of revenue from time charter-out and pool revenue	$540,240	$303,268
Non-lease component of revenue from time charter-out and pool revenue	146,160	189,600
	$686,400	$492,868

Schedule of terms of time chartered-out vessels

Vessel	Vessel class	Term	Rate	Commencement date
STI Gratitude	LR2	Three years	$28,000/day	May 2022
STI Memphis	MR	Three years	$21,000/day	June 2022
STI Marshall	MR	Three years	$23,000/day	July 2022
STI Magnetic	MR	Three years	$23,000/day	July 2022
STI Gladiator	LR2	Three years	$28,000/day	July 2022
STI Guide	LR2	Three years	$28,000/day	July 2022
STI Guard	LR2	Five years	$28,000/day	July 2022
STI Miracle	MR	Three years	$21,000/day	August 2022
STI Connaught (1)	LR2	Three years	$30,000/day	August 2022
STI Lombard	LR2	Three years	$32,750/day	September 2022
STI Duchessa	MR	Three years	$25,000/day	October 2022
STI Gauntlet	LR2	Three years	$32,750/day	November 2022
STI Lavender	LR2	Three years	$35,000/day	December 2022
STI Grace	LR2	Three years	$37,500/day	December 2022
STI Jermyn	LR2	Three years	$40,000/day	April 2023
(1) In April 2023, STI Connaught replaced STI Goal on a time charter which initially commenced in August 2022 for three years at a rate of $30,000 per day.